Investments - Paragraphs (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
Debt securities, investment income	¥ 0	¥ 0	¥ 131,137
Equity investments without readily determinable fair values downward price adjustment	0
Equity investments without readily determinable fair values upward price adjustment	0
Investments in equity securities without readily determinable fair value	200,000,000	200,000,000
Impairment loss	¥ 0	¥ 2,800,000	¥ 10,000,000
Investment, Type [Extensible Enumeration]	Private Equity Funds [Member]	Private Equity Funds [Member]	Private Equity Funds [Member]